Commitments and Contingencies (Details) - FaZe Clan Inc.[Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Rent expenses	$ 900	$ 1,300	$ 1,500	$ 2,200
Future minimum lease payment	$ 8,335		$ 600
legal accrual				$ 1,200